Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Consolidated Commitments in the Next Five Years and Periods Thereafter
As at December 31, 2018, consolidated commitments in each of the next five years and for periods thereafter, excluding repayments of long-term debt and capital lease and finance obligations separately disclosed in Notes 16 and 17, respectively, were as follows.

(in millions)	Total	Due within 1 year	Due in year 2	Due in year 3	Due in year 4	Due in year 5	Due after 5 years
Interest obligations on long-term debt	$16,345	$994	$973	$950	$902	$870	$11,656
Power purchase obligations (1)	2,438	254	191	174	170	172	1,477
Renewable power purchase obligations (2)	1,699	110	110	109	109	108	1,153
Gas purchase obligations (3)	1,348	359	290	242	202	144	111
Long-term contracts - UNS Energy (4)	777	176	142	92	60	46	261
ITC easement agreement (5)	436	14	14	14	14	14	366
Renewable energy credit purchase agreements (6)	146	24	26	18	11	11	56
Debt collection agreement (7)	119	3	3	3	3	3	104
Purchase of Springerville Common Facilities (8)	93	—	—	93	—	—	—
Joint-use asset and shared service agreements	52	3	3	3	3	3	37
Operating lease obligations	51	8	6	5	4	4	24
Other (9)	530	108	84	89	38	36	175
Total	$24,034	$2,053	$1,842	$1,792	$1,516	$1,411	$15,420

(1)	The most significant power purchase obligations are described below.

Maritime Electric ($771 million): includes an agreement entitling Maritime Electric to approximately 4.55% of the output of New Brunswick Power's Point Lepreau nuclear generating station and requiring Maritime Electric to pay its share of the station's capital operating costs for the life of the unit. Maritime Electric also has two take-or-pay contracts for the purchase of either capacity or energy, expiring in February 2024.

FortisOntario ($705 million): an agreement with Hydro-Québec for the supply of up to 145 MW of capacity and a minimum of 537 GWh of associated energy annually from January 2020 through December 2030.

FortisBC Energy ($522 million): an agreement with BC Hydro for the supply of electricity to the Tilbury liquefied natural gas facility expansion.

FortisBC Electric ($345 million): includes an agreement with BC Hydro to purchase up to 200 MW of capacity and 1,752 GWh of associated energy annually for a 20-year term beginning October 1, 2013.

(2)
TEP and UNS Electric are party to renewable PPAs, with expiry dates from 2027 through 2043, that require them to purchase 100% of the output of certain renewable energy generating facilities once commercial operation is achieved. Amounts shown are the estimated future payments.

(3)
Certain of the Corporation's subsidiaries, mainly FortisBC Energy, enter into contracts for the purchase of gas, gas transportation and storage services. FortisBC Energy's gas purchase obligations are based on gas commodity indices that vary with market prices and the obligations are based on index prices as at December 31, 2018.

(4)
UNS Energy enters into long-term contracts for the purchase and delivery of coal to fuel generating facilities, the purchase of gas transportation services to meet load requirements, and the purchase of transmission services for purchased power. Amounts paid for coal depend on actual quantities purchased and delivered. Certain contracts have price adjustment clauses that will affect future costs. These contracts have various expiry dates between 2019 and 2040.

(5)
ITC is party to an agreement with Consumers Energy, the primary customer of METC, which provides METC with an easement for transmission purposes and rights-of-way, leasehold interests, fee interests and licences associated with the land over which its transmission lines cross. The agreement expires in December 2050, subject to 10 potential 50-year renewals thereafter.

(6)
UNS Energy and Central Hudson are party to renewable energy credit purchase agreements, mainly for the purchase of environmental attributions from retail customers with solar installations or other renewable generators. Payments are primarily made at contractually agreed-upon intervals based on metered energy production.

(7)
Maritime Electric is party to a debt collection agreement with PEI Energy Corporation for the initial capital cost of the submarine cables and associated parts of the New Brunswick transmission system interconnection. Payments under the agreement, which expires in February 2056, will be collected from customers in future rates.

(8)
UNS Energy is obligated to purchase an undivided 32.2% interest in the Springerville Common Facilities if the related two leases are not renewed. The initial lease terms expire in January 2021 (Note 17).

(9)	Includes stock-based compensation plan obligations, land easements, asset retirement obligations, and defined benefit pension plan funding obligations.